Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of the management, while the outcome of any such claims and disputes cannot be predicted with certainty, its ultimate liability in connection with these matters is not expected to have a material adverse effect on the Group’s results of operations.

Through the issuance date of this report, China Renaissance Securities (Hong Kong) Limited, Linklaters LLP, Loop Capital Markets LLC, Tianjin Geological Engineering Survey and Design Institute Co., Limited and two employees filed proceedings with the Group, see Note 23 Subsequent events for details. Except for the above and Jinghong Dispute, the Company is not aware of any pending or threatened claims and litigation as of December 31, 2022 and through the issuance date of these consolidated financial statements.

Jinghong Dispute

On December 3, 2018, Tianjin Jinghong Investment Development Group Co., Ltd. (“Jinghong”) and Tianqi Group entered into a cooperation agreement (the “2018 Cooperation Agreement”), under which Jinghong agreed to acquire the 100% equity interest of Tianjin Tianqi Group Meiya Automobile Manufactory Co., Ltd. (“Meiya Automobile”) from Tianjin Benefo Machinery Equipment Group Co., Ltd. (“Tianjin Benefo”) with the consideration provided by Tianqi Group.

On May 21, 2019, Jinghong and Tianqi Group entered into an updated cooperation agreement (the “2019 Cooperation Agreement”), the purpose of which was partly to amend and restate some of the material terms of the 2018 Cooperation Agreement, under which Tianqi Group agreed to cooperate with Jinghong in the field of new energy vehicles through a newly-established joint venture after Jinghong acquires the equity interest of Meiya Automobile. Under the same agreement, Tianqi Group agreed that after Jinghong signed an equity transfer agreement with Tianjin Benefo to acquire the 100% equity interest of Meiya Automobile (the “Equity Transfer Agreement”), Tianqi Group shall pay Jinghong the equity transfer price of RMB97 million and assume other obligations of Meiya Automobile. Moreover, Tianqi Group agreed to be held liable for Jinghong’s breach of certain provisions under the Equity Transfer Agreement if such breach resulted from Tianqi Group’s failure to pay the equity transfer price of RMB97 million to Jinghong under the 2019 Cooperation Agreement. To the knowledge of Tianqi Group, Jinghong has acquired 100% equity of Meiya Automobile under the Equity Transfer Agreement.

Jinghong demanded Tianqi Group to pay for the RMB 97 million equity transfer price on August 21, 2019, but Tianqi Group did not comply. On April 14, 2021, Jinghong issued a notice to Tianqi Group to terminate the 2018 Cooperation Agreement and the 2019 Cooperation Agreement. On May 18, 2022, Jinghong filed a lawsuit to the People’s Court of Jinghai District, Tianjin City (the “Jinghai District Court”), which was amended on May 23, 2022. The amended complaint, which Tianqi Group received on June 10, 2022, requested that (i) the Jinghai District Court confirm that the 2018 Cooperation Agreement and the 2019 Cooperation Agreement were terminated on April 15, 2021; (ii) Tianqi Group pay (a) a total amount of RMB100 million to Jinghong for its various losses under the 2019 Cooperation Agreement, as well as (b) any amounts owed to Tianjin Benefo by Jinghong for its breach of the Equity Transfer Agreement; and (iii) Tianqi Group bear the litigation fee and all other relevant expenses. Tianqi Group then raised jurisdictional objection which was approved by Tianjin Intermediate Court on November 21, 2022, resulting that the case’s jurisdiction would be under the People’s Court of Binhai New District, Tianjin City (the “Binhai District Court”).

As of December 31, 2022, the Company’s management believes that the allegations in the aforementioned lawsuit lack merit, because there was a termination notice issued by Jinghong on April 14, 2021. As of December 31, 2021 and 2022, the Group considered the possibility of the Group to bear the obligation of the payments Jinghong requested was remote, and no liabilities was accrued.

Subsequently in March 2023, Jinghong applied its amendment to Binhai District Court, requested that (i) the court confirms that the 2018 Cooperation Agreement and the 2019 Cooperation Agreement have been terminated on April 15, 2021; (ii) Tianqi Group pays (a) a total amount of RMB152.5 million to Jinghong for the equity transfer consideration and its various losses under the 2019 Cooperation Agreement, as well as (b) accrued interest at the loan prime rate of People’s Bank of China for the period from May 18, 2022 to the date Tianjin Group settle the payment; and (iii) Tianqi Group bears the litigation fee and all other relevant expenses.

There was a verdict on July 20, 2023 that the Group was ordered to bear the following obligation: (a) equity transfer consideration of RMB97.4 million, (b) disbursement of RMB55.1 million, (c) accrued interest based on the total amount of RMB152.5 million at the loan prime rate of People’s Bank of China for the period from May 18, 2022 to the date Tianjin Group settle the payment, and (d) the litigation fee and all other relevant expenses of RMB0.8 million. Tianqi Group raised a counterclaim to the court, and a final judgement was rendered on November 1, 2023, which upheld the original judgement of the first instance on July 20, 2023.

Therefore, based on the final verdict on November 1, 2023, the Group recognized the total amount of RMB152.5 million as other expense in earnings in 2023.

Guarantee on a shareholder

On August 18, 2022, ICONIQ, Vision Path and Hainan Union entered into a share transfer agreement (the “Share Transfer Agreement”). Under the Share Transfer Agreement, Vision Path transferred 1,000,000 NWTN Class B ordinary shares to Hainan Union with consideration of US$5 million (US$5 per share, as “Purchase Price”). Vision Path agreed to disburse the shortfall between the 200% of the initial investment (US$10 million) and fair value of the shares transferred to Hainan Union or to repurchase such shares at 200% of the Purchase Price, in the event of Hainan Union realizes a return lower than 100% on such shares (the “Redemption Event”) within one year after the Closing Date, or November 11, 2023.

The Redemption Event was defined in the Share Transfer Agreement as (i) 12 months from the effective date, which referred to November 14, 2022, the average closing market price of the Company is lower than 200% of the Purchase Price; (ii) After the lock-up period, which is 6 to 12 months since the effective date, when Hainan Union plans to sell its shares, in whole or in part, at a lower price of 200% of the Purchase Price, and a written notice has been delivered to Vision Path.

Vision Path has pledged 2.6 million Class B ordinary shares (“Pledged Shares”) to Hainan Union. The Pledged Shares could be transferred to Hainan Union as disbursement when the Redemption Event occurs.

Vision Path applied the Purchase Price as a two-year interest-free loan to ICONIQ to support the Group’s normal operations. In connection therewith, ICONIQ has provided a guarantee with joint liability of Vision Path’s contingent repayment for the shortfall of 200% of US$5 million plus penalties and expenses if any, to Hainan Union. The Group would assume joint guarantee obligations arising from Vision Path’s default on the repayment to Hainan Union, and the guarantee is valid until November 11, 2023.

As of December 31, 2022, as market value of the Pledged Shares could cover the shortage of 200% of US$5 million, the management considers the possibility of the Company to bear the loss contingency is remote, and no liabilities was accrued. As of the issuance date of the consolidated financial statements, the guarantee is expired and the Company has not made any payment to Hainan Union on behalf of Vision Path.

Investment commitments

The Group is obligated to invest into Hainan Union within two years from the Closing Date, with an amount of US$5 million, pursuant to an agreement signed in August 2022 with Hainan Union. As of December 31, 2022, the investment commitment was not reflected in the financial statements. As of the issuance date of the consolidated financial statements, the Group has not made any investment into Hainan Union.